Equity reserves and dividends (Details Narrative)	1 Months Ended
	Apr. 30, 2021 ARS ($)	Apr. 30, 2020 ARS ($)	Nov. 22, 2019 $ / shares	Apr. 30, 2019 ARS ($)
Increase In Voluntary Reserve	$ 9,882,639	$ 18,698,031		$ 42,840,965
Restore Legal Reserve				(4,888,133)
Increase In Legal Reserve	$ 520,139	$ 905,073		$ 3,676,170
Cash Dividend Per Share | $ / shares			$ 0.71